UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Global Financials Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value
Banks (23.7%)
Bank of America Corp.	47,600	$1,351,840
Bank of Ireland Group PLC (Ireland)	46,806	296,390
CaixaBank SA (Spain)	107,697	444,977
Citigroup, Inc.	19,500	1,263,405
DBS Group Holdings, Ltd. (Singapore)	22,000	392,986
HDFC Bank, Ltd. ADR (India)	2,925	296,654
ING Groep NV (Netherlands)	24,982	304,119
Royal Bank of Canada (Canada)	3,600	263,736
Societe Generale SA (France)	8,454	311,334
Sumitomo Mitsui Financial Group, Inc. (Japan)	13,100	481,008
Wells Fargo & Co.	6,700	363,676

		5,770,125
Capital markets (25.9%)
Amundi SA (France)	5,279	302,574
Apollo Global Management, LLC Class A	11,500	324,185
BGP Holdings PLC (Malta)	82,319	—
BlackRock, Inc.	1,515	648,435
Charles Schwab Corp. (The)	15,800	707,840
E*Trade Financial Corp.	15,600	815,724
Goldman Sachs Group, Inc. (The)	3,967	756,467
KKR & Co., Inc. Class A	36,479	836,099
Natixis SA (France)	48,685	270,207
Quilter PLC (United Kingdom)	301,207	446,007
Raymond James Financial, Inc.	7,600	605,948
St. James's Place PLC (United Kingdom)	32,806	420,661
WisdomTree Investments, Inc.	24,500	173,705

		6,307,852
Construction and engineering (2.2%)
Kyudenko Corp. (Japan)	13,700	533,336

		533,336
Consumer finance (—%)
Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)	2,113	4,531

		4,531
Diversified financial services (6.3%)
Challenger, Ltd. (Australia)	64,147	448,467
Eurazeo SA (France)	7,362	552,383
ORIX Corp. (Japan)	33,600	544,070

		1,544,920
Equity real estate investment trusts (REITs) (3.2%)
Big Yellow Group PLC (United Kingdom)	23,147	257,877
Boston Properties, Inc.	1,841	241,539
Public Storage	1,304	278,091

		777,507
Health-care providers and services (3.0%)
Cigna Corp.	3,233	722,188

		722,188
Hotels, restaurants, and leisure (1.3%)
Dalata Hotel Group PLC (Ireland)	59,619	314,606

		314,606
Insurance (22.8%)
Admiral Group PLC (United Kingdom)	6,512	173,299
AIA Group, Ltd. (Hong Kong)	128,200	1,051,522
American International Group, Inc.	12,965	560,736
Assured Guaranty, Ltd.	26,534	1,083,118
Chubb, Ltd.	1,931	258,252
Fairfax Financial Holdings, Ltd. (Canada)	902	426,462
Insurance Australia Group, Ltd. (Australia)	69,139	369,090
Intact Financial Corp. (Canada)	4,194	335,766
Prudential PLC (United Kingdom)	51,059	1,003,197
QBE Insurance Group, Ltd. (Australia)	33,229	275,674

		5,537,116
IT Services (4.4%)
Visa, Inc. Class A	3,614	512,140
Wirecard AG (Germany)	3,640	550,392

		1,062,532
Real estate management and development (1.6%)
Kennedy-Wilson Holdings, Inc.	19,670	385,335

		385,335
Thrifts and mortgage finance (3.2%)
Radian Group, Inc.	42,200	776,480

		776,480
Transportation infrastructure (1.3%)
Sumitomo Warehouse Co., Ltd. (The) (Japan)	25,000	321,079

		321,079

Total common stocks (cost $22,550,745)		$24,057,607

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)	6	$13
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)	100	237
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)	145	555
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)	210	804
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)	109	450
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)	236	1,364
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)	1,785	3,827
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)	2,257	4,839
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)	5,674	12,154

Total convertible preferred stocks (cost $32,224)		$24,243

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.37%(AFF)	89,231	$89,231

Total short-term investments (cost $89,231)		$89,231
TOTAL INVESTMENTS

Total investments (cost $22,672,200)		$24,171,081

	FORWARD CURRENCY CONTRACTS at 11/30/18 (aggregate face value $7,174,490) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	$102,329	$96,909	$5,420
		British Pound	Sell	12/19/18	105,982	97,560	(8,422)
		Canadian Dollar	Buy	1/16/19	93,815	97,535	(3,720)
		Euro	Sell	12/19/18	157,135	165,637	8,502
		Hong Kong Dollar	Sell	2/20/19	93,161	93,051	(110)
		Japanese Yen	Sell	2/20/19	80,492	81,161	669
		Swiss Franc	Buy	12/19/18	228,594	236,748	(8,154)
	Credit Suisse International
		Euro	Buy	12/19/18	87,410	87,489	(79)
		Euro	Sell	12/19/18	87,410	87,171	(239)
		Norwegian Krone	Buy	12/19/18	79,837	81,936	(2,099)
		Norwegian Krone	Sell	12/19/18	79,837	79,712	(125)
		Swedish Krona	Buy	12/19/18	359,548	363,377	(3,829)
		Swedish Krona	Sell	12/19/18	359,548	360,700	1,152
	Goldman Sachs International
		British Pound	Sell	12/19/18	715,094	729,946	14,852
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/16/19	61,880	60,808	1,072
		Euro	Buy	12/19/18	228,673	234,676	(6,003)
		Euro	Sell	12/19/18	228,673	232,942	4,269
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	454,518	446,746	7,772
		Australian Dollar	Sell	1/16/19	457,078	446,070	(11,008)
		British Pound	Buy	12/19/18	96,545	99,810	(3,265)
		British Pound	Sell	12/19/18	96,545	96,514	(31)
		Canadian Dollar	Buy	1/16/19	319,801	332,497	(12,696)
		Canadian Dollar	Buy	1/16/19	(134,431)	(137,415)	2,984
		Danish Krone	Buy	12/19/18	99,294	102,757	(3,463)
		Euro	Sell	12/19/18	424,808	440,286	15,478
		Japanese Yen	Sell	2/20/19	52,607	53,032	425
		Norwegian Krone	Buy	12/19/18	79,837	79,718	119
		Swedish Krona	Buy	12/19/18	286,259	286,028	231
		Swiss Franc	Buy	12/19/18	442,550	465,293	(22,743)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	1/16/19	143,549	151,856	(8,307)
		Euro	Sell	12/19/18	41,608	42,971	1,363
		Israeli Shekel	Buy	1/16/19	72,976	74,695	(1,719)
		Singapore Dollar	Sell	2/20/19	23,732	23,831	99
		Swedish Krona	Buy	12/19/18	6,711	6,781	(70)
		Swedish Krona	Sell	12/19/18	6,711	6,710	(1)
	UBS AG
		Australian Dollar	Buy	1/16/19	67,439	66,416	1,023
	WestPac Banking Corp.
		British Pound	Buy	12/19/18	298,179	298,097	82
		British Pound	Sell	12/19/18	298,179	304,554	6,375
		Canadian Dollar	Buy	1/16/19	286,721	299,885	(13,164)

	Unrealized appreciation						71,887

	Unrealized (depreciation)						(109,247)

	Total						$(37,360)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $24,324,408.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,774, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Short Term Investment Fund*	155,770	2,009,043	2,075,582	1,481	89,231

	Total Short-term investments	$155,770	$2,009,043	$2,075,582	$1,481	$89,231
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $54,162 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.9%
	United Kingdom	9.5
	Japan	7.8
	France	5.9
	Australia	4.5
	Hong Kong	4.4
	Canada	4.2
	Ireland	2.5
	Germany	2.3
	Spain	1.8
	Singapore	1.6
	Netherlands	1.3
	India	1.2
	Other	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $53,235 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$314,606	$—
Financials	11,848,528	8,087,965	4,531
Health care	722,188	—	—
Industrials	—	854,415	—
Information technology	512,140	550,392	—
Real estate	904,965	257,877	—

Total common stocks	13,987,821	10,065,255	4,531
Convertible preferred stocks	—	—	24,243
Short-term investments	89,231	—	—

Totals by level	$14,077,052	$10,065,255	$28,774
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(37,360)	$—

Totals by level	$—	$(37,360)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	71,887	109,247

Total	$71,887	$109,247
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$9,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019